Combined and Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue		$ 79,678,739	$ 47,454,993	$ 11,272,995
Operating expenses
Funding cost - related party		40,587,080	24,617,365	6,302,251
Technology and development		6,320,852	4,921,861	3,140,134
Sales and marketing		7,995,775	4,258,497	2,650,206
General and administrative		18,861,273	9,093,066	6,295,924
Fair value gain on crypto assets	[1]	(5,214,267)
Fair value gain on crypto assets - related party	[1]	(5,185,282)
Other cost	[2]	1,297,753	1,383,123	506,827
Total operating expenses		64,663,184	44,273,912	18,895,342
Operating (loss)/income		15,015,555	3,181,081	(7,622,347)
Other (loss)/income, net		5,725,873	1,780,127	(280,335)
Fair value (loss) on crypto assets held, net		(23,651)	(745,128)	(7,998)
Fair value gain on crypto receivables/payables, net		5,376,846
Fair value changes on crypto assets receivables/payables,net - related party		676,119	744,361	7,167
(Loss)/Income before income tax		26,770,742	4,960,441	(7,903,513)
Income tax (benefit)/expense		2,336,408	566,970	(1,318,073)
Net (loss)/income		24,434,334	4,393,471	(6,585,440)
Foreign currency translation adjustment		59,964
Comprehensive (loss)/income		24,494,298	4,393,471	(6,585,440)
Net income attributable to non-controlling interests		5,944,262
Net (loss)/income attributable to Antalpha		18,490,072	4,393,471	(6,585,440)
Total comprehensive income attributable to non-controlling interests		5,985,188
Total comprehensive (loss)/income attributable to Antalpha		$ 18,509,110	$ 4,393,471	$ (6,585,440)
Weighted average number of ordinary shares
Basic (in Shares)	[3]	22,064,149	19,250,000	19,250,000
Diluted (in Shares)	[3]	24,775,258	19,425,638	19,250,000
(Loss)/Earnings per share
Basic (in Dollars per share)	[3]	$ 0.84	$ 0.23	$ (0.34)
Diluted (in Dollars per share)	[3]	$ 0.75	$ 0.23	$ (0.34)
Technology financing fee
Revenue
Total revenue		$ 43,061,236	$ 38,691,334	$ 10,358,936
Technology financing fee - related party
Revenue
Total revenue		14,059,776
Technology platform fee
Revenue
Total revenue		19,045,332	8,763,659	914,059
Others
Revenue
Total revenue		$ 3,512,395

[1]	Reflects unrealized fair value gains on XAUt and XAUt collateral receivables due from related party, which are managed under Aurelion Inc’s (“AURE”) core treasury strategy (Note 4).
[2]	Primarily consists of crypto asset custodial and wallet service fees (Cobo).
[3]	Giving retroactive effect to the reverse stock split effected on April 18, 2025 (Note 19).